Employee Retirement Plans and Postretirement Benefits Corporate Fair Value Hierarchy (Details) - U.S. defined contribution plan, nonqualified, Rabbi Trust - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3.8	$ 4.7
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.8	4.7
Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.8	4.7
Quoted prices in active markets (Level 1) | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.8	4.7
Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant observable inputs (Level 2) | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0